Disclosures on equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of detailed information about controls capital management [Text Block]
The Company’s management controls capital management based on the following ratios:

CAPITAL MANAGEMENT	12/31/2017	12/31/2016	Description (1)	Calculation (1)
Net Financial Debt ThUS$	245,508	461,569	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities – Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	3.29	4.02	Current Asset divided by Current Liability	Total Current Assets / Total Current Liabilities
Net Debt / Capitalization	0.10	0.17	Net Financial Debt divided by Total Equity	Net financial debt / ( Net financial debt + Total Equity)
ROE	19.1%	12.25%	Income divided by Total Equity	Total Income / Equity (UH 12 months)
EBITDA (THUS$)	894,588	796,134	EBITDA	Gross Profit-Administrative Expenses + Adjustments for depreciation and amortization expenses.
ROA	21.4%	16.0%	EBITDA – Depreciation divided by Net Total Assets of financial resources less related parties’ investments	(Gross Income – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investees) (UH 12 months)
Indebtedness	0.91	0.83	Total Liability on Equity	Total Liabilities / Total Equity
			(1) Assumes the absolute value of the accounting records

Disclosure of classes of share capital [text block]
Detail of types of capital in preference shares:

Type of capital in preferred shares	12/31/2017		12/31/2016
Description of type of capital in preferred shares	Series A	Series B	Series A	Series B
Number of authorized shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Par value of shares in ThUS$	0.9435	2.8464	0.9435	2.8464
Increase (decrease) in the number of current shares	-	-	-	-
Number of current shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	-	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	342,636	134,750	342,636
Amount of premium issuance ThUS$	-	-	-	-
Amount of reserves ThUS$	-	-	-	-
Total number of subscribed shares, total	142,819,552	120,376,972	142,819,552	120,376,972

As of December 31, 2017 and December 31, 2016, the Company has not placed any new issuances of shares on the market.

17.3      Disclosures on reserves in equity

As of December 31, 2017 and December 31, 2016, this caption comprises the following:

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion	(24,913)	(19,463)	(14,035)
Reserve for cash flow hedges	2,248	64	(1,699)
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	2,937	3,513	-
Reserve for actuarial gains or losses in defined benefit plans	(5,953)	(4,834)	(2,386)
Other reserves	11,332	7,832	(1,677)
Total other reserves	(14,349)	(12,888)	(19,797)

Disclosure of detailed information about movement in other reserves [Text Block]
Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
Movements	Before taxes	Before taxes	Tax	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of 1/1/2016	(14,035)	(2,144)	445	(2,077)	(309)	-	-	(1,677)	(19,933)	136	(19,797)

Increase (decrease) in reserves	(5,428)	3,626	-	(3,397)	-	4,813	-	9,509	9,123	-	9,123
Deferred taxes	-	-	(470)	-	921	-	(1,300)	-	-	(849)	(849)
Reclassification of loss in reserves	-	(1,393)	-	28	-	-	-	-	(1,365)	-	(1,365)

Closing balance as of 12/31/2016	(19,463)	89	(25)	(5,446)	612	4,813	(1,300)	7,832	(12,175)	(713)	(12,888)

Increase (decrease) in reserves	(5,450)	2,159	-	(1,401)		(26)	-	3,500	(1,218)	-	(1,218)
Deferred taxes	-	-	25	-	282	-	(550)	-	-	(243)	(243)
Reclassification of loss in reserves	-	-	-	-	-	-	-	-	-	-	-

Closing balance as of 12/31/2017	(24,913)	2,248	-	(6,847)	894	4,787	(1,850)	11,332	(13,393)	(956)	(14,349)

Disclosure of detailed information about legal reserves reported in the individual financial statements of the subsidiaries [Text Block]
In the case of SQM Iberian S.A., the variation between the two periods corresponds to the results obtained in the previous financial year which are presented as forming part of other reserves because of local regulations.

	12/31/2017	12/31/2016	12/31/2015
Subsidiary - Associate	ThUS$	ThUS$	ThUS$
SQM Iberian S,A,	9,464	5,964	5,963
SQM Europe NV	1,957	1,957	1,958
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Doktor Tarsa Tarim Sanayi AS	305	305	305
Total	13,009	9,509	9,509

Corresponds to the acquisition of the subsidiary SQM Iberian S.A., which was already under Company ownership at the acquisition date (IAS 27 R).	(1,677)	(1,677)	(1,677)

Total Other reserves	11,332	7,832	7,832

Disclosure of dividends [text block]
The dividends presented as deducted from equity are as follows:

	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Dividends attributable to owners of the parent	55,501	3,014	3.248
Provisional dividend	317,243	225,000	106.584
Interim dividend		150,000	-
Dividend payable	110,529	-	-
Total	483,273	378,014	109.832